Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lease [Abstract]
Schedule of maturity lease obligations
Twelve Months Ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2022	2,270,181	356,068
2023	941,699	147,701
2024	71,287	11,181
2025	71,287	11,181
2026	35,644	5,591
Total lease payments	3,390,098	531,722
Less: Interest	(157,086)	(24,638)
Present value of lease liabilities	3,233,012	507,084